Goodwill and Identifiable Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill [Line Items]
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets by Major Class
The following table summarizes the gross carrying amounts and accumulated amortization of identifiable intangible assets by major class:

December 31, 2014	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted average amortization periods (years)
Technology	$411.8	$(76.3)	$335.5	10.0
Trademarks - indefinite-lived	284.4	—	284.4	Indefinite
Trademarks - definite-lived	41.8	(5.5)	36.3	14.8
Customer relationships	713.9	(71.3)	642.6	19.4
Non-compete agreements	2.0	(0.8)	1.2	4.6
Total	$1,453.9	$(153.9)	$1,300.0

December 31, 2013	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted average amortization periods (years)
Technology	$425.2	$(37.3)	$387.9	10.0
Trademarks—indefinite-lived	284.4	—	284.4	Indefinite
Trademarks—definite-lived	41.7	(2.6)	39.1	14.8
Customer relationships	761.9	(34.9)	727.0	19.4
Non-compete agreements	1.5	(0.3)	1.2	4.0
Total	$1,514.7	$(75.1)	$1,439.6

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The estimated amortization expense related to the fair value of acquired intangible assets for each of the succeeding five years is:

2015	$81.6
2016	$81.6
2017	$81.1
2018	$81.0
2019	$81.0

In Process Research and Development [Member]
Goodwill [Line Items]
Schedule of Finite-Lived Intangible Assets
Activity related to in process research and development projects for the successor years ended December 31, 2013 and 2014:

In Process Research and Development	Activity
Balance at February 1, 2013	$25.4
Completed	(6.5)
Abandoned	(3.2)
Balance at December 31, 2013	$15.7
Completed	(10.4)
Abandoned	(0.1)
Balance at December 31, 2014	$5.2

Successor [Member]
Goodwill [Line Items]
Schedule of Goodwill
The following table shows changes in the carrying amount of goodwill for the Successor years ended December 31, 2014 and 2013 by reportable segment:

	Performance Coatings	Transportation Coatings	Total
At January 1, 2013	$—	$—	$—
Goodwill resulting from Acquisition	1,012.5	72.9	1,085.4
Foreign currency translation	26.3	1.9	28.2
At December 31, 2013	$1,038.8	$74.8	$1,113.6
Purchase accounting adjustments	5.7	0.4	6.1
Divestitures	(4.7)	—	(4.7)
Foreign currency translation	(106.2)	(7.7)	(113.9)
December 31, 2014	$933.6	$67.5	$1,001.1

Predecessor [Member]
Goodwill [Line Items]
Schedule of Goodwill
The following table shows changes in the carrying amount of goodwill for the Predecessor year ended December 31, 2012 and the Predecessor period from January 1, 2013 to January 31, 2013 by reportable segment:

	Performance Coatings	Transportation Coatings	Total
At January 1, 2012	$517.9	$70.9	$588.8
Foreign currency translation	—	—	—
December 31, 2012	$517.9	$70.9	$588.8
Foreign currency translation	—	—	—
January 31, 2013	$517.9	$70.9	$588.8